Average Annual Total Returns{- Fidelity Minnesota Municipal Income Fund} - 12.31 Fidelity Minnesota Municipal Income Fund PRO-09 - Fidelity Minnesota Municipal Income Fund	Fidelity Minnesota Municipal Income Fund Return Before Taxes Past 1 year	Fidelity Minnesota Municipal Income Fund Return Before Taxes Past 5 years	Fidelity Minnesota Municipal Income Fund Return Before Taxes Past 10 years	Fidelity Minnesota Municipal Income Fund After Taxes on Distributions Past 1 year	Fidelity Minnesota Municipal Income Fund After Taxes on Distributions Past 5 years	Fidelity Minnesota Municipal Income Fund After Taxes on Distributions Past 10 years	Fidelity Minnesota Municipal Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Minnesota Municipal Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Minnesota Municipal Income Fund After Taxes on Distributions and Sales Past 10 years	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	F1732 Past 1 year	F1732 Past 5 years	F1732 Past 10 years
Total	0.70%	3.50%	3.02%	0.63%	3.46%	2.95%	1.21%	3.23%	2.91%	1.52%	4.17%	3.72%	0.84%	3.76%	3.18%